N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Talcott Resolution Life Insurance Co Separate Account 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Aug. 20, 2026
Amendment Flag	false
C000078453 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	Nomura Science and Technology Fund - Class Y* (Formerly Macquarie Science and Technology Fund)	1.17%	33.80%	14.04%	17.59%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Small Growth	Nomura Small Cap Growth Fund - Class Y* (Formerly Macquarie Small Cap Growth Fund)	1.13%	13.50%	2.03%	9.84%
	Adviser: Delaware Management Company
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Technology	Nomura Science and Technology Fund - Class Y* (Formerly Macquarie Science and Technology Fund)	1.17%	33.80%	14.04%	17.59%
	Adviser: Delaware Management Company
	Subadviser: N/A
US Fund Small Growth	Nomura Small Cap Growth Fund - Class Y* (Formerly Macquarie Small Cap Growth Fund)	1.13%	13.50%	2.03%	9.84%
	Adviser: Delaware Management Company
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000078453 [Member] | C000017267 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Technology
Portfolio Company Name [Text Block]	Nomura Science and Technology Fund - Class Y* (Formerly Macquarie Science and Technology Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	33.80%
Average Annual Total Returns, 5 Years [Percent]	14.04%
Average Annual Total Returns, 10 Years [Percent]	17.59%
C000078453 [Member] | C000017272 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Nomura Small Cap Growth Fund - Class Y* (Formerly Macquarie Small Cap Growth Fund)
Portfolio Company Adviser [Text Block]	Adviser: Delaware Management Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.50%
Average Annual Total Returns, 5 Years [Percent]	2.03%
Average Annual Total Returns, 10 Years [Percent]	9.84%